Expense Example - Morgan C Shares - JPMorgan U.S. Treasury Plus Money Market Fund	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Morgan 1 Year	Morgan 3 Years	Morgan 5 Years	Morgan 10 Years
USD ($)	60	189	329	738	199	345	611	1,371